UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  May 31, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

Convergence Core Plus Fund

May 31, 2012

Investment Adviser

Convergence Investment Partners, LLC
4200 West 115th Street
Suite 100
Leawood, Kansas 66211

Phone: 877-677-9414

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	9

SCHEDULE OF SECURITIES SOLD SHORT	16

STATEMENT OF ASSETS AND LIABILITIES	18

STATEMENT OF OPERATIONS	19

STATEMENT OF CHANGES IN NET ASSETS	20

STATEMENT OF CASH FLOWS	21

FINANCIAL HIGHLIGHTS	22

NOTES TO FINANCIAL STATEMENTS	23

NOTICE OF PRIVACY POLICY & PRACTICES	31

ADDITIONAL INFORMATION	32

Dear Shareholder:

We are pleased to provide to you the semi-annual report of the Convergence Core Plus Fund for the six month period ended May 31, 2012.  With the Fund’s inception on December 29, 2009, we have now completed nearly two and one-half years, and we are pleased to report that it has been a very good period for your Fund, both on an absolute and relative basis.

Performance

Since the Fund’s inception on December 29, 2009 your Fund was up 34.25% versus the Russell 3000® Index at 23.00%.  Since the beginning of the calendar year, the Fund was up 7.06% versus the Russell 3000® Index at 5.20%.  For the one year period ended May 31, 2012 the Fund returned -1.50% versus the Russell 3000® Index which returned -1.87%.  Performance for the Fund versus the market was driven by both our Dynamic Investment Model, and the broader mandate afforded the Fund through the ability to take short positions.  The Fund’s Institutional Class Gross and Net Expense ratios (as of the prospectus dated March 29, 2012) are 2.69% and 2.63%*.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-877-677-9414.

Our proprietary dynamic model seeks to incorporate the best attributes of quantitative methods with traditional fundamental management.  Quant strategies have the advantage of being able to assimilate a lot of information, validate concepts, and avoid emotional biases.  Fundamental managers have the advantage that they can incorporate current market conditions into their evaluation.  Our dynamic model actively measures the market environment and adjusts our model in an effort to seek out alpha, thereby applying what we believe are the best attributes of both approaches.

Our ability to short positions aided the portfolio throughout the period.  While maintaining a beta close to one throughout the period, our short positions helped hold the portfolio up relative to the market.  And while the portfolio ended up with a portfolio turnover rate of 159%, a material proportion was driven by the short positions, which enabled the portfolio, net of trading costs, to outperform its benchmark by nearly 309 basis points since the start of the fiscal year.

We Continue to have a Positive View of What Lies Ahead

In last year’s letter we noted that the longer the list of negatives, the more positive one should become.  The list then and now is long.

Macro risk due to fiscal problems in Europe and the United States hang over the market.  While corporate earnings continue to march along, the implied risk rate built into valuations keeps rising, undercutting any sustained advance in stock prices.  Implied growth rates built into prices remain negative even as earnings grow.

We continue to experience short periods of time that we would characterize as more traditional market behavior.  In the fourth quarter of 2011 and the first quarter of 2012 investors focus shifted back to earnings, stocks advanced, and equity mutual funds actually experienced a small inflow.  Unfortunately, that trend proved fleeting as European headlines again captured investor attention in April.

While it is impossible to predict when macro events will fade to the second page of the newspaper, we believe that the fundamentals supporting corporate earnings, and therefore stock prices, should continue to improve.  Recall that notwithstanding all of the macro fear, your Fund has advanced 12.95% annualized over the past 2.5 years, outpacing the market by 401 basis points per year.

Thank you for your ongoing support.

David W. Schulz, CFA
President

Opinions expressed are subject to change, are not guaranteed and should not be construed as recommendations or investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in midcap companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The fund regularly makes short sales of securities, which involves unlimited risk including the possibility that losses may exceed the original amount invested.  However, a mutual fund investor’s risk is limited to one’s amount of investment in a mutual fund.

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.  You cannot invest directly in an index.

*
Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Convergence Investment Partners, LLC (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.75% for the Investment Class and 1.50% for the Institutional Class of the Fund’s average net assets through March 30, 2013. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on Fund expenses.

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.  Beta measures the volatility of the fund, as compared to that of the overall market.  The market’s beta is set at 1.00; a beta higher than 1.00 is considered to be more volatile than the market, while a beta lower than 1.00 is considered to be less volatile.  Basis point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

CONVERGENCE CORE PLUS FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/11 - 5/31/12).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CONVERGENCE CORE PLUS FUND
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/11	5/31/12	12/1/11 – 5/31/12*
Actual**	$1,000.00	$1,091.50	$14.12
Hypothetical (5% return
before expenses)***	$1,000.00	$1,032.25	$13.72

*
Expenses are equal to the Fund’s annualized expense ratio of 2.70%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).  Excluding dividends on short positions and interest expense, the Fund’s annualized expense ratio would be 1.50%.

**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $7.84.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $6.15.

CONVERGENCE CORE PLUS FUND
Investment Highlights
(Unaudited)

The Fund’s investment objective is to seek long-term capital growth.  The Fund seeks to achieve this objective by establishing long and short positions in equity securities of domestic and foreign companies.  The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization.  The Fund will hold long (purchase) securities that the Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

Allocation of Portfolio Holdings
(as a percentage of net assets)

Average Annual Total Returns as of May 31, 2012

	Convergence	Russell
	Core Plus Fund	3000 Index

One Year	(1.50)%	(1.87)%

Since Inception (12/29/09)	12.95%	8.94%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month- end may be obtained by calling 877-677-9414.

Continued

CONVERGENCE CORE PLUS FUND
Investment Highlights (Continued)
(Unaudited)

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

One cannot invest directly in an index.

Growth of $100,000 Investment

*  Inception Date

CONVERGENCE CORE PLUS FUND

Schedule of Investments

May 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS* 126.35%

Administrative and Support Services 0.54%
Corrections Corp. of America (a)	13,730	$357,941

Apparel Manufacturing 0.25%
Fifth & Pacific Cos, Inc. (a)	13,620	163,031

Automobiles & Components 1.58%
Ford Motor Co.	79,340	837,830
Harley-Davidson, Inc.	4,250	204,765
		1,042,595
Banks 3.53%
BOK Financial Corp.	10,450	582,588
PacWest Bancorp	24,630	561,810
Regions Financial Corp.	92,100	579,309
UMB Financial Corp.	12,440	606,698
		2,330,405

Capital Goods 6.08%
3M Co.	18,950	1,599,569
Aecom Technology Corp. (a)	10,820	176,258
Alliant Techsystems, Inc.	5,810	284,400
EnerSys (a)	1,760	58,045
Flowserve Corp.	2,540	261,061
Huntington Ingalls Industries, Inc. (a)	6,550	240,909
Navistar International Corp. (a)	6,860	191,668
Northrop Grumman Corp.	6,350	373,063
Parker Hannifin Corp.	4,970	406,248
Raytheon Co.	8,430	424,197
		4,015,418

Chemical Manufacturing 4.35%
CF Industries Holdings, Inc.	3,386	578,871
Pfizer, Inc.	104,826	2,292,545
		2,871,416

Commercial & Professional Services 3.08%
Dun & Bradstreet Corp.	6,575	444,272
FTI Consulting, Inc. (a)	7,980	251,929
Republic Services, Inc.	50,830	1,339,879
		2,036,080

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing 5.22%
Advanced Micro Devices, Inc. (a)	81,690	$496,675
Apple, Inc. (a)	4,000	2,310,920
L-3 Communications Holdings, Inc.	2,860	195,023
Vishay Intertechnology, Inc. (a)	41,480	440,518
		3,443,136

Consumer Durables & Apparel 2.42%
Coach, Inc.	16,670	1,124,392
Harman International, Inc.	12,070	473,385
		1,597,777

Consumer Services 2.61%
Buffalo Wild Wings, Inc. (a)	4,000	340,440
Churchill Downs, Inc.	5,945	356,700
Marriott International, Inc.	9,700	375,487
Panera Bread Co. (a)	2,250	330,638
Shuffle Master, Inc. (a)	20,340	322,592
		1,725,857

Credit Intermediation & Related Activities 0.80%
PNC Financial Services Group, Inc.	8,630	530,055

Credit Intermediation and Related Activities 1.91%
KeyCorp	88,530	663,975
Wells Fargo & Co.	18,688	598,950
		1,262,925

Diversified Financials 4.76%
Bank Of America Corporation	97,650	717,728
Capital One Financial Corp.	5,260	270,206
Cash America International, Inc.	3,910	173,917
Citigroup, Inc.	25,050	664,076
JPMorgan Chase & Co.	34,530	1,144,669
State Street Corp.	4,170	171,846
		3,142,442

Energy 4.71%
Helix Energy Solutions Group, Inc. (a)	11,800	202,134
Kinder Morgan, Inc.	8,600	294,034
Marathon Pete Corp.	7,140	257,540
National Oilwell Varco, Inc.	6,570	438,548
Occidental Pete Corp.	12,510	991,667

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Energy 4.71% (Continued)
Semgroup Corp. (a)	9,400	$283,410
Spectra Energy Corp.	10,740	308,345
Williams Cos., Inc.	11,030	336,746
		3,112,424

Food and Beverage Stores 0.24%
Safeway, Inc.	8,320	158,246

Food Manufacturing 0.85%
Tyson Foods, Inc.	28,900	559,793

Food, Beverage & Tobacco 3.28%
Campbell Soup Co.	16,700	529,390
Constellation Brands, Inc. (a)	29,040	560,182
Kellogg Co.	10,890	531,214
Molson Coors Brewing Co.	14,200	545,990
		2,166,776

Funds, Trusts, and Other Financial Vehicles 0.08%
Wellcare Health Plans, Inc. (a)	970	54,776

General Merchandise Stores 1.21%
Wal-Mart Stores, Inc.	12,156	800,109

Health and Personal Care Stores 0.86%
Ulta Salon Cosmetics & Fragrance, Inc.	6,360	568,393

Health Care Equipment & Services 4.21%
Aetna Inc.	13,850	566,327
Community Health Systems, Inc. (a)	25,125	553,001
HCA Holdings, Inc.	20,550	534,095
Omnicare, Inc.	16,160	509,363
UnitedHealth Group, Inc.	10,990	612,912
		2,775,698

Household & Personal Products 1.08%
Herbalife Ltd. (b)	8,150	365,039
Nu Skin Enterprises, Inc.	8,080	346,470
		711,509

Insurance 4.52%
Aflac, Inc.	26,700	1,070,136
Assurant, Inc.	4,970	165,899

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Insurance 4.52% (Continued)
Genworth Financial, Inc. (a)	35,950	$188,378
Metlife, Inc.	47,870	1,398,282
Symetra Financial Corp.	14,500	163,850
		2,986,545

Insurance Carriers and Related Activities 1.15%
Humana, Inc.	7,180	548,481
Reinsurance Group of America, Inc.	4,190	210,212
		758,693

Machinery Manufacturing 4.33%
Coinstar, Inc. (a)	5,160	316,979
General Electric Co.	133,235	2,543,455
		2,860,434

Materials 5.93%
Air Products & Chemicals, Inc.	6,980	551,699
Graphic Packaging Holding Co. (a)	115,930	573,854
Greif, Inc.	11,810	516,569
Huntsman Corp.	40,440	517,632
Mosaic Co.	14,010	667,997
Olin Corp.	29,140	558,614
Steel Dynamics, Inc.	50,250	529,635
		3,916,000

Media 1.90%
Cablevision Systems Corp.	32,100	367,224
Comcast Corp.	24,820	717,546
Regal Entertainment Group	12,420	170,775
		1,255,545

Merchant Wholesalers, Nondurable Goods 2.54%
AmerisourceBergen Corp.	16,250	601,088
Cardinal Health, Inc.	13,100	542,078
McKesson Corp.	6,150	536,772
		1,679,938

Miscellaneous Store Retailers 0.79%
PetSmart, Inc.	8,060	519,386

Other Information Services 0.27%
Yahoo!, Inc. (a)	11,552	176,052

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Petroleum and Coal Products Manufacturing 9.15%
Chevron Corp.	25,110	$2,468,564
ConocoPhillips	19,490	1,016,598
Exxon Mobil Corp.	32,540	2,558,620
		6,043,782

Pharmaceuticals, Biotechnology & Life Sciences 2.59%
Celgene Corp. (a)	4,160	283,920
Forest Labs, Inc. (a)	5,620	196,700
Medivation, Inc. (a)	2,230	187,833
Merck & Co, Inc.	11,025	414,319
PDL BioPharma, Inc.	29,400	190,806
Pharmacyclics, Inc. (a)	6,600	207,372
Warner Chilcott PLC (a)(b)	12,025	226,792
		1,707,742

Primary Metal Manufacturing 0.88%
Nucor Corp.	16,259	581,422

Professional, Scientific, and Technical Services 1.15%
CACI International, Inc. (a)	3,770	161,356
Itron, Inc. (a)	9,950	356,509
PAREXEL International Corp. (a)	9,175	245,523
		763,388

Publishing Industries (except Internet) 3.44%
Microsoft Corp.	77,875	2,273,172

Rail Transportation 0.78%
CSX Corp.	24,580	513,476

Real Estate 0.41%
American Assets Trust, Inc.	11,960	270,176

Retailing 5.67%
Genesco, Inc. (a)	7,780	517,370
Home Depot, Inc.	11,240	554,582
Mattress Firm Holding Corp. (a)	14,580	499,073
O’Reilly Automotive, Inc. (a)	5,270	504,813
Ross Stores, Inc.	8,780	555,159
Select Comfort Corp. (a)	18,340	501,782
TJX Cos, Inc.	14,200	602,933
		3,735,712

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment 3.16%
Altera Corp.	42,285	$1,412,741
Cypress Semiconductor Corp.	17,750	234,123
LSI Corp. (a)	66,200	440,230
		2,087,094

Software & Services 7.07%
Akamai Technologies, Inc. (a)	6,210	182,201
Ancestry.com, Inc. (a)	7,770	167,366
Cognizant Technology Solutions Corp. (a)	2,910	169,508
Guidewire Software, Inc. (a)	6,560	169,970
International Business Machines Corp.	10,360	1,998,444
Mentor Graphics Corp. (a)	15,040	212,064
Oracle Corp.	47,430	1,255,472
Solarwinds, Inc. (a)	3,050	139,873
Sourcefire, Inc. (a)	3,090	170,444
Western Union Co.	12,670	207,788
		4,673,130

Technology Hardware & Equipment 3.21%
Brocade Communications Systems, Inc. (a)	77,640	361,026
Dolby Laboratories, Inc. (a)	11,740	503,529
EchoStar Corp. (a)	15,640	437,451
Ingram Micro, Inc. (a)	23,680	422,214
Tech Data Corp. (a)	8,230	391,830
		2,116,050

Telecommunication Services 0.53%
Verizon Communications, Inc.	8,380	348,943

Telecommunications 2.20%
AT&T, Inc.	17,320	591,824
DISH Network Corp.	30,644	859,258
		1,451,082

Transportation 2.59%
Copa Holdings SA (b)	6,340	526,347
Railamerica, Inc. (a)	26,400	628,848
Union Pac Corp.	4,940	550,316
		1,705,511

Transportation Equipment Manufacturing 2.30%
Lennox International, Inc.	6,290	269,778
Lockheed Martin Corp.	8,580	710,424

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Investments (Continued)

May 31, 2012 (Unaudited)

	Shares	Value

Transportation Equipment Manufacturing 2.30% (Continued)
Polaris Industries, Inc.	7,008	$532,398
		1,512,600

Utilities 6.14%
American Electric Power, Inc.	16,780	646,198
Entergy Corp.	8,680	560,120
Exelon Corp.	14,630	541,017
Great Plains Energy, Inc.	28,290	563,537
PNM Resources, Inc.	31,770	592,511
PPL Corp.	20,620	564,369
Public Service Enterprise Group, Inc.	18,750	584,813
		4,052,565
TOTAL COMMON STOCKS (Cost $82,627,335)		83,415,240

REAL ESTATE INVESTMENT TRUSTS 4.21%
American Capital Agency Corp.	8,780	286,843
American Tower Corp.	4,390	284,823
CBL & Associates Properties, Inc.	16,120	281,455
Digital Realty Trust, Inc.	4,040	285,911
Extra Space Storage, Inc.	10,690	303,168
Invesco Mortgage Capital, Inc.	15,560	282,258
LTC Properties, Inc.	8,160	263,323
Mid-America Apartment Communities, Inc.	4,130	278,321
National Retail Properties, Inc.	9,280	245,827
Simon Property Group, Inc.	1,830	269,962
		2,781,891
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,623,475)		2,781,891

	Principal
	Amount
SHORT-TERM INVESTMENTS 0.73%
Money Market Funds 0.73%
AIM STIT-STIC Prime Portfolio	483,888	483,888
TOTAL SHORT-TERM INVESTMENTS (Cost $483,888)		483,888
Total Investments (Cost $85,734,698) 131.29%		86,681,019
Liabilities in Excess of Other Assets (31.29)%		(20,656,336)
TOTAL NET ASSETS 100.00%		$66,024,683

*	All or a portion of these securities are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign Issued Security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short

May 31, 2012 (Unaudited)

	Shares	Value

Accretive Health, Inc.	20,810	$244,725
Acorda Therapeutics, Inc.	2,900	63,771
Active Network, Inc.	17,600	247,103
AGL Resources, Inc.	6,300	236,124
Air Lease Corp.	10,430	218,300
Allied Nevada Gold Corp.	9,570	248,246
Alpha Natural Resources, Inc.	32,790	343,639
Apollo Investment Corp.	34,600	257,424
Arch Coal, Inc.	51,550	326,827
Arena Pharmaceuticals, Inc.	39,730	265,794
Ares Cap Corp.	15,950	240,686
Armour Residential Reit, Inc.	16,300	113,774
Asbury Automotive Group, Inc.	9,560	255,539
Atlantic Power Corp. (a)	19,010	253,593
Autoliv, Inc.	3,690	213,319
Bankrate, Inc.	13,440	233,587
Beam, Inc.	4,300	260,408
CarMax, Inc.	8,360	235,835
Cavium, Inc.	9,000	217,890
CIT Group, Inc.	6,500	222,235
Clorox Co.	3,450	237,360
Cornerstone Ondemand, Inc.	12,090	242,405
CROCS, Inc.	14,440	244,180
CYS Investments, Inc.	8,294	113,462
Darling International, Inc.	16,410	229,904
Deckers Outdoor Corp.	4,650	258,866
Delta Air Lines, Inc.	21,550	260,756
Dendreon Corp.	25,650	179,550
DreamWorks Animation SKG, Inc.	13,630	242,478
Endologix, Inc.	17,570	238,776
ESCO Technologies, Inc.	7,340	256,166
EXCO Resources, Inc.	54,410	391,752
Finisar Corp.	16,380	235,052
First Solar, Inc.	15,240	191,414
Frontier Communications Corp.	65,590	245,307
Fusion-io, Inc.	11,062	230,975
Gold Resource Corp.	9,810	259,965
GrafTech International Ltd.	25,810	275,393
Green Mountain Coffee Roasters, Inc.	9,800	231,280
Halozyme Therapeutics, Inc.	30,150	230,346
Hancock Holding Co.	7,890	240,566
HCP, Inc.	2,970	121,295
HMS Holdings Corp.	9,160	245,397
Homeaway, Inc.	8,990	211,265

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Schedule of Securities Sold Short (Continued)

 May 31, 2012 (Unaudited)

	Shares	Value

Iberiabank Corp.	4,960	$240,510
iGate Corp.	14,820	242,900
IHS, Inc.	2,560	253,414
InterDigital, Inc.	9,250	228,383
ITT Corp.	9,800	201,194
Jive Software, Inc.	13,680	229,140
KAR Auction Services, Inc.	15,690	233,781
Kosmos Energy Ltd. (a)	35,300	367,826
Linkedin Corp.	2,330	223,913
Marriott Vacations Worldwide Corp.	9,320	263,755
MasTec, Inc.	14,160	231,516
MBIA, Inc.	30,691	275,298
Michael Kors Holdings Ltd. (a)	6,130	241,399
Moody’s Corp.	6,540	239,299
Northeast Utilities	6,670	240,187
Northern Oil & Gas, Inc.	20,550	368,461
Oasis Petroleum, Inc.	12,350	317,272
Platinum Underwriter Holdings Ltd. (a)	6,740	244,662
Redwood Trust, Inc.	10,030	121,463
RF Micro Devices, Inc.	62,680	236,304
Rock-tenn Co.	4,420	228,028
Royal Gold, Inc.	3,990	269,883
Sotheby’s	7,135	217,617
Starwood Property Trust, Inc.	6,090	122,044
Sunstone Hotel Investors, Inc.	12,600	126,126
SUPERVALU, Inc.	44,390	200,643
SXC Health Solutions Corp. (a)	2,690	241,320
Take-Two Interactive Software, Inc.	24,670	284,197
Team Health Holdings, Inc.	10,710	243,545
Texas Capital Bancshares, Inc.	6,580	255,173
The Brink’s Co.	9,560	217,681
The Manitowoc Co., Inc.	21,510	223,704
Tripadvisor, Inc.	5,370	230,266
Triumph Group Inc.	3,580	214,227
UIL Holdings Corp.	7,140	241,404
United Continental Holdings, Inc.	10,260	258,244
Universal Display Corp.	7,130	200,710
Urban Outfitters, Inc.	9,400	262,918
Vail Resorts, Inc.	6,010	261,255
Vertex Pharmaceuticals, Inc.	3,810	228,752
Virgin Media, Inc.	11,130	245,194
Walter Energy, Inc.	4,670	226,262
Total Securities Sold Short (Proceeds $21,742,996)		$20,312,599

(a)	Foreign Issued Security.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statement of Assets and Liabilities

May 31, 2012 (Unaudited)

Assets
Investments, at value (cost $85,734,698)	$86,681,019
Dividends and interest receivable	248,336
Deposit for short sales at broker	30,434
Receivable for investments sold	9,751,928
Receivable for Fund shares sold	80,519
Other assets	16,075
Total Assets	96,808,311

Liabilities
Securities sold short, at value (proceeds $21,742,996)	20,312,599
Payable for Fund shares redeemed	118,404
Payable for investments purchased	10,229,814
Dividends payable on short positions	29,305
Payable to Adviser	60,878
Payable to affiliates	31,362
Accrued expenses and other liabilities	1,266
Total Liabilities	30,783,628
Net Assets	$66,024,683

Net Assets Consist Of:
Paid-in capital	59,731,983
Accumulated net investment income	79,075
Accumulated net realized gain	3,836,839
Net unrealized appreciation on:
Investments	946,321
Securities sold short	1,430,397
Foreign Currency Translation	68
Net Assets	$66,024,683

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5,248,767

Net asset value, redemption price and offering price per share	$12.58

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statement of Operations

For the Six Months Ended May 31, 2012 (Unaudited)

Investment Income
Dividend income	$916,799
Interest income	294
Total Investment Income	917,093

Expenses
Advisory fees	325,087
Interest and Broker expenses	218,923
Dividends on short positions	170,199
Administration fees	35,596
Transfer agent fees and expenses	24,768
Fund accounting fees	19,021
Federal and state registration fees	14,309
Custody fees	10,567
Audit and tax fees	8,784
Legal fees	6,742
Chief Compliance Officer fees and expenses	3,791
Trustees’ fees and related expenses	2,862
Reports to shareholders	2,733
Other expenses	3,089
Total Expenses	846,471
Expense Recoupment by Adviser (Note 4)	30,289
Net Expenses	876,760

Net Investment Income	40,333

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	8,086,986
Short transactions	(1,769,866)
Foreign currency translation	(14)
Change in net unrealized appreciation (depreciation) on:
Investments	(2,879,560)
Short transactions	1,802,203
Foreign currency translation	68
Net Realized and Unrealized Gain on Investments	5,239,817

Net Increase in Net Assets from Operations	$5,280,150

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statement of Changes in Net Assets

	Six Months Ended
	May 31, 2012	Year Ended
	(Unaudited)	November 30, 2011

From Operations
Net investment income (loss)	$40,333	$(126,423)
Net realized gain (loss) from:
Investments	8,086,986	(2,321,795)
Short transactions	(1,769,866)	861,780
Foreign currency translation	(14)	—
Change in net unrealized
appreciation (depreciation) on:
Investments	(2,879,560)	2,874,269
Short transactions	1,802,203	(384,454)
Foreign currency translation	68	—
Net increase in net assets from operations	5,280,150	903,377

From Distributions
Net investment income	—	(44,106)
Net realized gain on investments	(172,712)	(1,473,680)
Net decrease in net assets resulting
from distributions paid	(172,712)	(1,517,786)

From Capital Share Transactions
Proceeds from shares sold	12,888,102	38,376,178
Net asset value of shares issued in
reinvestment of distributions to shareholders	168,609	1,496,805
Payments for shares redeemed	(9,056,119)	(5,944,437)
Net increase in net assets from
capital share transactions	4,000,592	33,928,546
Total Increase in Net Assets	9,108,030	33,314,137

Net Assets
Beginning of period	56,916,653	23,602,516
End of period	$66,024,683	$56,916,653

Accumulated Net Investment Income (Loss)	$79,075	$—

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Statement of Cash Flows

 For the Six Months Ended May 31, 2012 (Unaudited)

Cash Flows from Operating Activities:
Change in net assets resulting from operations	$5,280,150
Adjustments to reconcile change in net assets resulting
from operations to net cash provided by operating activities:
Purchases of investments	(139,386,688)
Purchases of short-term investments net	(483,888)
Proceeds from sales of long-term investments	133,516,270
Increase in dividends and interest receivable	(40,826)
Decreases in deposits at broker for short sales	364,553
Decreases in receivable for investment securities sold	21,083,369
Decrease in prepaid expenses and other assets	2,507
Proceeds from securities sold short	51,249,742
Purchases to cover securities sold short	(48,972,945)
Decrease in payable for investment securities purchased	(20,905,163)
Increase in dividends payable on short positions	16,088
Increase in payable to Adviser	14,460
Decrease in accrued expenses and other liabilities and expenses payable	(35,415)
Unrealized depreciation on investments	2,879,560
Unrealized appreciation on short transactions	(1,802,203)
Net realized gain on investments	(8,086,986)
Net realized loss on short transactions	1,769,866
Net realized loss on foreign currency translation	14
Net cash provided by operating activities	(3,537,535)

Cash Flows from Financing Activities:
Proceeds from shares sold	12,851,353
Payment on shares redeemed	(8,975,866)
Cash distributions paid to shareholders	(4,103)
Decrease in payable to Custodian	(333,849)
Net cash used in financing activities	3,537,535
Net change in cash	$—

Cash:
Beginning Balance	—
Ending Balance	$—

Supplemental Disclosures:
Cash paid for Interest	$203,375
Non-cash financing activities-distributions reinvested	168,609
Non-cash financing activities-receivable for Fund shares sold	80,519
Non-cash financing activities- payable for Fund shares redeemed	118,404

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended	Year Ended	Period Ended
	May 31, 2012	November 30,	November 30,
	(Unaudited)	2011	2010(1)
Net Asset Value, Beginning of Period	$11.56	$11.36	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)	0.01	(0.04)	0.01
Net realized and unrealized
gain on investments	1.05	0.97	1.35
Total from Investment Operations	1.06	0.93	1.36

Less distributions paid:
From net investment income	—	(0.02)	—
From net realized gains	(0.04)	(0.71)	—
Total distributions paid	(0.04)	(0.73)	—

Net Asset Value, End of Period	$12.58	$11.56	$11.36
Total Return(3)	9.15%	8.27%	13.60%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$66,025	$56,917	$23,603
Ratio of expenses to average net assets:
Before waiver, expense reimbursement
and recoupments (4)(5)	2.60%	2.64%	2.58%
After waiver, expense reimbursement
and recoupments(4)(5)	2.70%	2.58%	2.16%
Ratio of net investment income
(loss) to average net assets:
Before waiver, expense reimbursement
and recoupments(5)	0.22%	(0.39)%	(0.29)%
After waiver, expense reimbursement
and recoupments(5)	0.12%	(0.33)%	0.13%
Portfolio turnover rate(3)	158.94%	412.51%	391.48%

(1)	The Fund commenced operations on December 29, 2009.
(2)	Per share net investment income (loss) was calculated using the daily average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses.  The annualized before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions, interest and broker expenses were 1.41% and 1.50%, 1.56% and 1.50% and 1.92% and 1.50% for the periods ended May 31, 2012, November 30, 2011 and November 30, 2010, respectively.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements
May 31, 2012 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Convergence Core Plus Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital growth. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on December 29, 2009.  The Institutional share class commenced operations on December 29, 2009.  As of the date of this report, the Investment share class has not commenced operations.  Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Convergence Investment Partners, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”).  If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Assets:
Equity(1)
Common Stock	$83,415,240	$—	$—	$83,415,240
Real Estate
Investment Trusts	2,781,891	—	—	2,781,891
Total Equity	86,197,131	—	—	86,197,131
Short-Term Investments	483,888	—	—	483,888
Total Assets	$86,681,019	$—	$—	$86,681,019
Liabilities:
Securities Sold Short	$20,312,599	$—	$—	$20,312,599

(1)	See the Schedule of Investments for industry classifications.

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

The Fund did not hold any investments during the six months ended May 31, 2012, with significant unobservable inputs which would be classified as Level 3.  During the six months ended May 31, 2012, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the reporting period.

(b)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Fund’s deposit with broker for securities sold short is with one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

(c)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended November 30, 2011, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

(d)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.  The Fund does not charge a redemption fee, therefore the offering and redemption price per share are equal to the Fund’s net asset value per share.

(g)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended November 30, 2011 and November 30, 2010 were as follows:

November 30, 2011
Ordinary Income	$1,513,477
Long-Term Capital Gain	$4,309

As of November 30, 2011, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes(1)	$71,914,079
Gross tax unrealized appreciation	5,182,676
Gross tax unrealized depreciation	(1,977,455)
Net tax unrealized appreciation	3,205,221
Undistributed ordinary income	11,940
Undistributed long-term capital gain	160,740
Total distributable earnings	172,680
Other accumulated losses	(2,192,639)
Total accumulated gains	$1,185,262

(1)	Excludes securities sold short.

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	$126,423
Accumulated Net Realized Gain/(Loss)	$(332,747)
Paid-In Capital	$206,324

On December 29, 2011, the Fund paid distributions of $11,972 and $160,740 from ordinary income and capital gains, respectively, to shareholders of record on December 28, 2011.

At November 30, 2011, the Fund deferred, on a tax basis, post-October losses of $1,375,624.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement,

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 30, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.50% (the “Expense Limitation Cap”) of the Fund’s average daily net assets of the Institutional share class. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. During the six months ended May 31, 2012, expenses of $30,289 previously waived by the Adviser were recouped by the Adviser.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

November 30, 2013	$48,189
November 30, 2014	$24,482

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Investment class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended May 31, 2012, the Fund did not accrue any expenses pursuant to the 12b-1 Plan since the Investment share class has not yet commenced operations.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the period ended May 31, 2012, the Fund incurred $35,596 in administration fees.  At May 31, 2012, the Administrator was owed fees of $11,266.

USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended May 31, 2012, the Fund incurred $19,021, $24,768, and $10,567 in fund accounting, transfer agency, and custody fees, respectively.  At May 31, 2012,

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

fees of $6,066, $4,562, and $8,223 were owed for fund accounting, transfer agency, and custody fees, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and U.S. Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended May 31, 2012, the Fund was allocated $3,791 of the Trust’s Chief Compliance Officer fee.  At May 31, 2012, fees of $1,245 were owed by the Fund for the Chief Compliance Officer’s services.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	May 31, 2012	November 30, 2011
Shares sold	1,004,424	3,239,587
Shares reinvested	14,277	131,761
Shares redeemed	(693,721)	(525,345)
Net increase	324,980	2,846,003

(1)	The Fund commenced operations on December 29, 2009.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and securities sold short for the Fund for the six months ended May 31, 2012, were $139,386,688 and $133,516,276, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(9)	Recent Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and were carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing RIC disqualification for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from

CONVERGENCE CORE PLUS FUND
Notes to Financial Statements (Continued)
May 31, 2012 (Unaudited)

the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the May 31, 2011 taxable year. The effective date for changes in the treatment of capital losses is the May 31, 2012 taxable year.

CONVERGENCE CORE PLUS FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

CONVERGENCE CORE PLUS FUND
Additional Information
(Unaudited)

Tax Information

The Fund designated 32.10% of its ordinary income distribution for the year ended November 30, 2011, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended November 30, 2011, 32.10% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended November 30, 2011. The Fund utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deductions the amounts designated as long-term capital gains were as follows:

Convergence Core Plus Fund
Year Ended November 30, 2011
206,324

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-677-9414.

Independent Trustees

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	27	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 57		2001	University		(an open-end
			(2004–present).		investment
company with
two portfolios).

CONVERGENCE CORE PLUS FUND
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	27	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 55		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing	27	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative Officer		Multi-Asset
Age: 68		2009	(“CAO”) and Chief		Endowment
			Compliance Officer		Fund complex
			(“CCO”), Granite		(three closed-
			Capital International		end investment
			Group, L.P. (an		companies);
			investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011); Vice		Multi-
			President, Secretary,		Alternatives
			Treasurer and CCO		Fund complex
			of Granum Series		(three closed-
			Trust (an open-end		end investment
			investment company)		companies);
			(1997–2007);		Independent
			President, CAO		Manager,
			and CCO, Granum		Ramius IDF,
			Securities, LLC		LLC, (two
			(a broker-dealer)		closed-end
			(1997–2007).		investment
companies).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	27	Trustee, Buffalo
615 E. Michigan St.	President	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		end investment
Age: 50	Trustee	2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

CONVERGENCE CORE PLUS FUND
Additional Information (Continued)
(Unaudited)

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the
Address and Age	the Trust	Time Served	Five Years	by Trustee	Past Five Years

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 54	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–present).
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President,
Milwaukee, WI 53202	Chief	January 26,	U.S. Bancorp Fund
Age: 64	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S.	N/A	N/A
Age: 31		2005	Bancorp Fund
Services, LLC
(2004–present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 38		2008	Services, LLC
(2002–present).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 30		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-677-9414. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-877-677-9414, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

(This Page Intentionally Left Blank.)

CONVERGENCE CORE PLUS FUND

Investment Adviser	Convergence Investment Partners, LLC
4200 West 115th Street
Suite 100
Leawood, Kansas 66211

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

 (b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 8, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*   /s/ Joseph Neuberger
Joseph Neuberger, President

Date    August 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
Joseph Neuberger, President

Date    August 7, 2012

By (Signature and Title)*    /s/ John Buckel
John Buckel, Treasurer

Date    August 7, 2012

* Print the name and title of each signing officer under his or her signature.